Inventories, Net - Schedule of Movement in Write-Down of Obsolete Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement in Write-Down of Obsolete Inventories [Abstract]
Balance at beginning of the year	$ 1,381	$ 748
Additions	502	1,401
Written off	(396)	(744)
Exchange difference	(1)	(24)
Balance at end of the year	$ 1,486	$ 1,381